RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Advances from related party	$ 16,500	$ 6,077	$ 23,983	$ 18,369
Due to related party	91,046		74,546	50,563
CEO [Member]
Advances from related party	16,500	$ 6,077	23,983	$ 18,369
Due to related party	$ 91,046		$ 74,546